Share Capital (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Ordinary shares authorized	990,000,000	1,000
Ordinary shares, Issued and Paid Up	2,282,124	3
Preferred shares authorized	10,000,000
Preferred shares, Issued and Paid Up	10,000,000
Common Stock, Par or Stated Value Per Share	₪ 1	₪ 1
Preferred Stock, Par or Stated Value Per Share	₪ 1	₪ 1